Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2026
Registrant Name	dei_EntityRegistrantName	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	dei_EntityCentralIndexKey	0000796251
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 01, 2026
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTAXX
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTRXX
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Investor Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTVXX
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Participant Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTPXX
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Service Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTNXX
Prospectus Summary | Dreyfus Treasury Obligations Cash Management | Wealth Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTKXX